N-2 - USD ($)				3 Months Ended
		Jul. 10, 2026	Jul. 02, 2026	May 31, 2026	Feb. 28, 2026
Cover [Abstract]
Entity Central Index Key		0001400897
Amendment Flag		false
Document Type		424B2
Entity Registrant Name		NXG Cushing Midstream Energy Fund
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Shareholder Transaction Expenses
Sales load (as a percentage of offering price)	1.00%(1)
Offering expenses borne by the Fund (as a percentage of offering price)	0.07%(2)
Dividend Reinvestment Plan fees (per transaction sales fee)	$15.00(3)
(1)	Represents the estimated commission with respect to the Common Shares being sold under this Prospectus Supplement and the accompanying Prospectus. There is no guarantee that there will be any sales of Common Shares under this Prospectus Supplement and the accompanying Prospectus. Actual sales of Common Shares under this Prospectus Supplement and the accompanying Prospectus, if any, may be less than as set forth under “Capitalization” below. In addition, the price per Common Share of any such sale may be greater or less than the price set forth under “Capitalization” below, depending on market price of the Common Shares at the time of any such sale.

(2)	Assumes offering expenses of $50,000 and the sale of 1,500,000 Common Shares at a sales price per Common Share of $49.00, which represents the last reported sales price of the Common Shares on the NYSE on July 2, 2026. There is no guarantee that there will be any sales of Common Shares under this Prospectus Supplement and the accompanying Prospectus. Actual sales, if any, of the Common Shares under this Prospectus Supplement and the accompanying Prospectus may be at a price greater or less than $49.00 per Common Share, depending on the market price of the Common Shares at the time of any such sale.

(3)	There will be no brokerage charges with respect to Common Shares issued directly by the Fund. However, each participant will pay a pro rata share of brokerage commissions incurred in connection with open-market purchases. In addition, participants who request a sale of shares through the Plan Agent are subject to a $15.00 per transaction sales fee and pay a brokerage commission of $0.12 per share sold. The Fund’s transfer agent serves as Plan Agent. Fees paid by the Fund to the transfer agent are included in “Other expenses” below, which are ultimately borne by common shareholders. For additional information, see “Dividend Reinvestment Plan” in the accompanying Prospectus.

Sales Load [Percent]	[1]	1.00%
Dividend Reinvestment and Cash Purchase Fees	[2]	$ 15.00
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[3]	0.07%
Annual Expenses [Table Text Block]

Annual Expenses	Percentage of Net Assets Attributable to Common Shares(4)
Management fees(5)(6)	1.60%
Interest payments on borrowed funds(7)	1.27%
Other expenses(8)	0.65%
Total annual expenses	3.52%
(4)	Based upon net assets attributable to Common Shares as of November 30, 2025 after giving effect to the net proceeds from the issuance of 1,555,870 Common Shares on December 18, 2025, pursuant to the exercise of transferrable rights issued by the Fund on November 17, 2025, and the anticipated net proceeds of the Common Shares offered by this Prospectus Supplement and the accompanying Prospectus and assuming the Fund incurs the estimated offering expenses.

(5)	The Fund pays the Investment Adviser an annual fee, payable monthly, in an amount equal to 1.25% of the Fund’s average weekly Managed Assets (net assets plus any assets attributable to financial leverage). The fee shown above is based upon outstanding financial leverage of 21% of the Fund’s Managed Assets (or 27% of the Fund’s net assets attributable to common shares). If financial leverage of more than 21% of the Fund’s Managed Assets (or 27% of the Fund’s net assets attributable to common shares) is used, the management fees, as a percentage of net assets attributable to common shares, would be higher than as shown above.

(6)	The Investment Adviser has contractually agreed to waive a portion of the management fee in an amount equal to 0.25% of the Fund’s Managed Assets through November 12, 2026. The Fund’s annual expenses after giving effect to such management fee waiver are:

Annual Expenses	Percentage of Net Assets Attributable to Common Shares(4)
Management fees(5)	1.60%
Interest payments on borrowed funds(7)	1.27%
Other expenses(8)	0.65%
Total annual expenses (before fee waiver)	3.52%
Fee Waiver	(0.32)%
Net annual expense (after fee waiver)	3.19%
(7)	Based upon the Fund’s outstanding borrowings as of November 30, 2025 of approximately $55 million and the interest rate as of November 30, 2025 of 4.62%.

(8)	“Other expenses” are estimated based upon those incurred during the fiscal year ended November 30, 2025. Other expenses do not include expense related to realized or unrealized investment gains or losses. See “Additional Information (Unaudited)—Management of the Fund—Fund Expenses” in the Annual Report.

Management Fees [Percent]	[4],[5],[6]	1.60%
Interest Expenses on Borrowings [Percent]	[4],[7]	1.27%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[4],[8]	0.65%
Total Annual Expenses [Percent]	[4]	3.52%
Waivers and Reimbursements of Fees [Percent]	[4]	(0.32%)
Net Expense over Assets [Percent]	[4]	3.19%
Expense Example [Table Text Block]

Example

The following example illustrates the expenses that you would pay on a $1,000 investment in Common Shares, assuming (1) “Total annual expenses” of 3.51%, (2) the sales load of $735,000 and estimated offering expenses of $50,000, and (3) a 5% annual return*:

	1 Year	3 Years	5 Years	10 Years
Total Expenses Incurred	$46	$118	$192	$386

*	The example should not be considered a representation of future expenses or returns. Actual expenses may be higher or lower than those assumed. Moreover, the Fund’s actual rate of return may be higher or lower than the hypothetical 5% return shown in the example. The example assumes that the estimated “Other expenses” set forth in the Annual Expenses table are accurate and that all dividends and distributions are reinvested at net asset value.

Expense Example, Year 01	[9]	$ 46
Expense Example, Years 1 to 3	[9]	118
Expense Example, Years 1 to 5	[9]	192
Expense Example, Years 1 to 10	[9]	$ 386
Purpose of Fee Table , Note [Text Block]

The following table contains information about the costs and expenses that Common Shareholders will bear directly or indirectly. The table is based on the capital structure of the Fund as of November 30, 2025 (except as noted below) after giving effect to the net proceeds from the issuance of 1,555,870 Common Shares on December 18, 2025, pursuant to the exercise of transferrable rights issued by the Fund on November 17, 2025, and the anticipated net proceeds of the Common Shares offered by this Prospectus Supplement and the accompanying Prospectus and assuming the Fund incurs the estimated offering expenses. If the Fund issues fewer than all of the Common Shares available for sale pursuant to the Distribution Agreement and the net proceeds to the Fund are less, all other things being equal, the total annual expenses shown would increase. The purpose of the table and the example below is to help you understand the fees and expenses that you, as a holder of Common Shares, would bear directly or indirectly.

Basis of Transaction Fees, Note [Text Block]		as a percentage of offering price
Other Transaction Fees, Note [Text Block]		There will be no brokerage charges with respect to Common Shares issued directly by the Fund. However, each participant will pay a pro rata share of brokerage commissions incurred in connection with open-market purchases. In addition, participants who request a sale of shares through the Plan Agent are subject to a $15.00 per transaction sales fee and pay a brokerage commission of $0.12 per share sold. The Fund’s transfer agent serves as Plan Agent. Fees paid by the Fund to the transfer agent are included in “Other expenses” below, which are ultimately borne by common shareholders. For additional information, see “Dividend Reinvestment Plan” in the accompanying Prospectus.
Other Expenses, Note [Text Block]		“Other expenses” are estimated based upon those incurred during the fiscal year ended November 30, 2025. Other expenses do not include expense related to realized or unrealized investment gains or losses. See “Additional Information (Unaudited)—Management of the Fund—Fund Expenses” in the Annual Report.
General Description of Registrant [Abstract]
Share Price [Table Text Block]

	Market Price		Corresponding Net Asset Value Per Common Share		Corresponding Premium/(Discount) as a Percentage of Net Asset Value
Fiscal Quarter Ended	High	Low	High	Low	High	Low
February 28, 2026	$43.85	$38.67	$45.18	$40.14	(2.94) %	(3.66) %
May 31, 2026	$50.80	$42.34	$52.48	$45.45	(3.20) %	(6.84) %

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Securities [Table Text Block]

Outstanding Securities

The following information regarding the Fund’s authorized shares is as of July 2, 2026:

Title of Class	Amount Authorized	Amount Held by Fund for its own Account	Amount Outstanding Exclusive of Amounts held by Fund
Common Shares of Beneficial Interest	Unlimited	None	6,234,375

Common Shares [Member]
General Description of Registrant [Abstract]
Lowest Price or Bid				$ 42.34	$ 38.67
Highest Price or Bid				50.80	43.85
Lowest Price or Bid, NAV				45.45	40.14
Highest Price or Bid, NAV				$ 52.48	$ 45.18
Highest Price or Bid, Premium (Discount) to NAV [Percent]				(3.20%)	(2.94%)
Lowest Price or Bid, Premium (Discount) to NAV [Percent]				(6.84%)	(3.66%)
Share Price			$ 49.00
NAV Per Share			$ 47.02
Latest Premium (Discount) to NAV [Percent]			4.21%
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			Common Shares of Beneficial Interest
Outstanding Security, Held [Shares]			0
Outstanding Security, Not Held [Shares]			6,234,375

[1]	Represents the estimated commission with respect to the Common Shares being sold under this Prospectus Supplement and the accompanying Prospectus. There is no guarantee that there will be any sales of Common Shares under this Prospectus Supplement and the accompanying Prospectus. Actual sales of Common Shares under this Prospectus Supplement and the accompanying Prospectus, if any, may be less than as set forth under “Capitalization” below. In addition, the price per Common Share of any such sale may be greater or less than the price set forth under “Capitalization” below, depending on market price of the Common Shares at the time of any such sale.
[2]	There will be no brokerage charges with respect to Common Shares issued directly by the Fund. However, each participant will pay a pro rata share of brokerage commissions incurred in connection with open-market purchases. In addition, participants who request a sale of shares through the Plan Agent are subject to a $15.00 per transaction sales fee and pay a brokerage commission of $0.12 per share sold. The Fund’s transfer agent serves as Plan Agent. Fees paid by the Fund to the transfer agent are included in “Other expenses” below, which are ultimately borne by common shareholders. For additional information, see “Dividend Reinvestment Plan” in the accompanying Prospectus.
[3]	Assumes offering expenses of $50,000 and the sale of 1,500,000 Common Shares at a sales price per Common Share of $49.00, which represents the last reported sales price of the Common Shares on the NYSE on July 2, 2026. There is no guarantee that there will be any sales of Common Shares under this Prospectus Supplement and the accompanying Prospectus. Actual sales, if any, of the Common Shares under this Prospectus Supplement and the accompanying Prospectus may be at a price greater or less than $49.00 per Common Share, depending on the market price of the Common Shares at the time of any such sale.
[4]	Based upon net assets attributable to Common Shares as of November 30, 2025 after giving effect to the net proceeds from the issuance of 1,555,870 Common Shares on December 18, 2025, pursuant to the exercise of transferrable rights issued by the Fund on November 17, 2025, and the anticipated net proceeds of the Common Shares offered by this Prospectus Supplement and the accompanying Prospectus and assuming the Fund incurs the estimated offering expenses.
[5]	The Fund pays the Investment Adviser an annual fee, payable monthly, in an amount equal to 1.25% of the Fund’s average weekly Managed Assets (net assets plus any assets attributable to financial leverage). The fee shown above is based upon outstanding financial leverage of 21% of the Fund’s Managed Assets (or 27% of the Fund’s net assets attributable to common shares). If financial leverage of more than 21% of the Fund’s Managed Assets (or 27% of the Fund’s net assets attributable to common shares) is used, the management fees, as a percentage of net assets attributable to common shares, would be higher than as shown above.
[6]	The Investment Adviser has contractually agreed to waive a portion of the management fee in an amount equal to 0.25% of the Fund’s Managed Assets through November 12, 2026. The Fund’s annual expenses after giving effect to such management fee waiver are:
[7]	Based upon the Fund’s outstanding borrowings as of November 30, 2025 of approximately $55 million and the interest rate as of November 30, 2025 of 4.62%.
[8]	“Other expenses” are estimated based upon those incurred during the fiscal year ended November 30, 2025. Other expenses do not include expense related to realized or unrealized investment gains or losses. See “Additional Information (Unaudited)—Management of the Fund—Fund Expenses” in the Annual Report.
[9]	The example should not be considered a representation of future expenses or returns. Actual expenses may be higher or lower than those assumed. Moreover, the Fund’s actual rate of return may be higher or lower than the hypothetical 5% return shown in the example.